DENT STRATEGIC PORTFOLIO

a series of the Northern Lights Variable Trust

Supplement dated June 30, 2009

to Prospectus dated May 1, 2009

The third full paragraph under "RISK RETURN SUMMARY – Principal Investment Strategies" on pages 1 and 2 of the Prospectus of Dent Strategic Portfolio (the "Portfolio") is hereby deleted and replaced with the following:

The securities that comprise the Portfolio’s offensive strategy are selected using the following method:

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The Adviser identifies sectors, styles and/or geographic regions it believes are demographically favored based on H.S. Dent research.

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Using a proprietary selection process, the Adviser creates a universe of Exchange Traded Funds (“ETFs”) that correspond to the favored sectors, styles and/or geographic regions.

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On a monthly basis, using a proprietary ranking process and objective third party research, the selected ETFs are ranked by the Adviser according to their relative strength.  The relative strength is gauged by a third party research firm that measures price momentum and similar characteristics in order to determine relative strength.

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The Adviser then constructs the Portfolio using the highest ranked ETFs that meet a minimum relative strength requirement.  When the Portfolio is in a fully offensive position, no less than 5 sectors, styles and/or geographic regions will be represented.

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The offensive strategy also applies the following rules:

- No more then 10% of the Portfolio assets may be invested in any one ETF,

- No more then 20% of the Portfolio assets may be invested in any one sector,

- As of the time of the allocation all sectors included in the Portfolio will have an equal weighting.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated May 1, 2009, which provide information that you should know about the Portfolio before investing.  These documents are available upon request and without charge by calling the Adviser at 813-514-6764.

Please retain this Supplement for future reference.

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